Contract Assets, Net - Schedule of Contract Assets, Net (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Schedule of Contract Assets, Net [Abstract]
Contract assets	$ 18,678,502		$ 7,193,947
Less: allowance for credit loss	(640,000)		(750,000)
Total	$ 18,038,502	$ 2,318,961	$ 6,443,947